Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	FIT
Entity Registrant Name	FITBIT INC
Entity Central Index Key	0001447599
Entity Filer Category	Non-accelerated Filer